Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Current Liabilities
Other Current Liabilities

13.	Other current liabilities

Other current liabilities (in EUR thousands)	31 December 2018	31 December 2017
Accrual for employee bonuses	2,099	1,162
Accrual for outstanding vacation	315	263
Payroll tax	267	184
Wages and salaries	141	89
Social security	13	29
Other	44	12
Total other current liabilities	2,879	1,739